Fair value option (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Assets and Liabilities of Consolidated Investment Management Funds, at Fair Value
The following table presents the assets and liabilities of consolidated investment management funds, at fair value.

Assets and liabilities of consolidated investment management funds, at fair value
	Dec. 31,
(in millions)	2018	2017
Assets of consolidated investment management funds:
Trading assets	$243	$516
Other assets	220	215
Total assets of consolidated investment management funds	$463	$731
Liabilities of consolidated investment management funds:
Other liabilities	$2	$2
Total liabilities of consolidated investment management funds	$2	$2
The following table presents the changes in fair value of long-term debt and certain loans for which we elected the fair value option that we previously held in 2016, and the location of the changes in the consolidated income statement. There were no loans valued under the fair value option election at Dec. 31, 2018, Dec. 31, 2017 and Dec. 31, 2016.

Impact of changes in fair value in the income statement (a)
	Year ended Dec. 31,
(in millions)	2018	2017	2016
Loans:
Investment and other income	$—	$—	$12
Long-term debt:
Foreign exchange and other trading revenue	$(4)	$(4)	$(4)

(a)	The changes in fair value of the loans and long-term debt are approximately offset by economic hedges included in foreign exchange and other trading revenue.